Derivative financial Instruments - Schedule of maturity of financial instruments (Details) - Cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Total	$ 475,864	$ 352,861
Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	108,779	111,353
Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	50,332
Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	299,684	217,854
More than 5 Years
Disclosure of detailed information about hedging instruments [line items]
Total	17,069	23,654
Foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total		71,353
Foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total		71,353
Foreign exchange risk | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total		0
Foreign exchange risk | More than 5 Years
Disclosure of detailed information about hedging instruments [line items]
Total		0
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	455,864	221,508
Interest rate and foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	108,779	0
Interest rate and foreign exchange risk | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	30,332
Interest rate and foreign exchange risk | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	299,684	197,854
Interest rate and foreign exchange risk | More than 5 Years
Disclosure of detailed information about hedging instruments [line items]
Total	17,069	23,654
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Total	20,000	60,000
Interest rate swaps | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	0	40,000
Interest rate swaps | Over 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	20,000
Interest rate swaps | Over 2 to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	0	20,000
Interest rate swaps | More than 5 Years
Disclosure of detailed information about hedging instruments [line items]
Total	$ 0	$ 0